Stock-based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 8,711	$ 2,702
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	309	92
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	2,098	914
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	414	163
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 5,890	$ 1,533